PROPERTY AND EQUIPMENT (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment, Gross	$ 15,351	$ 14,894
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	13,578	12,996
Depreciated cost	1,773	1,898
Buildings and Leasehold Improvements [Member]
Property, Plant and Equipment, Gross	546	470
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	288	242
Computers and Peripheral Equipment [Member]
Property, Plant and Equipment, Gross	10,106	9,826
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	9,657	9,420
Office Furniture and Equipment [Member]
Property, Plant and Equipment, Gross	2,639	1,875
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	1,947	1,435
Motor vehicles [Member]
Property, Plant and Equipment, Gross	98	244
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	68	124
Computer Software, Intangible Asset [Member]
Property, Plant and Equipment, Gross	1,962	2,479
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	$ 1,618	$ 1,775